Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 105 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
MICHAEL D. ROUGHTON		JOHN W. BLOUCH, Esq.
The Principal Financial Group		Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392		1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)
__XX___	immediately upon filing pursuant to paragraph (b) of Rule 485
_	on (date), pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485
__	on (date) pursuant to paragraph (a)(1) of Rule 485
_	75 days after filing pursuant to paragraph (a)(2) of Rule 485
_	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)
_	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This filing relates only to the Series in the Registrant's Class A, Class P, and Institutional Class shares prospectuses dated October 14, 2011 (as filed on October 12, 2011, SEC Accession No. 0000898745-11-
000711), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the
Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Des Moines and State of Iowa, on the 26th day of October, 2011.

Principal Funds, Inc. (Registrant)

/s/ N. M. Everett ______________________________________ N. M. Everett President, Chief Executive Officer and Director

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

________________	Chairman of the Board	October 26, 2011
R. C. Eucher

/s/ N. M. Everett
________________	President, Chief Executive	October 26, 2011
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ L. A. Rasmussen
________________	Vice President, Controller	October 26, 2011
L. A. Rasmussen	and Chief Financial Officer
(Principal Financial
Officer and Controller)

/s/ M. J. Beer
________________	Executive Vice President	October 26, 2011
M. J. Beer

(E. Ballantine)*
________________	Director	October 26, 2011
E. Ballantine

(K. Blake)*
________________	Director	October 26, 2011
K. Blake

(C. Damos)*
________________	Director	October 26, 2011
C. Damos

(R. W. Gilbert)*
________________	Director	October 26, 2011
R. W. Gilbert

(M. A. Grimmett)*
________________	Director	October 26, 2011
M. A. Grimmett

(F. S. Hirsch)*
________________	Director	October 26, 2011
F. S. Hirsch

(W. C. Kimball)*
________________	Director	October 26, 2011
W. C. Kimball

(B. A. Lukavsky)*
_________________	Director	October 26, 2011
B. A. Lukavsky

(W. G. Papesh)*
_________________	Director	October 26, 2011
W. G. Papesh

(D. Pavelich)*
_________________	Director	October 26, 2011
D. Pavelich

/s/ M. J. Beer *By __________________________________ M. J. Beer Executive Vice President

* Pursuant to Powers of Attorney
Previously filed on December 12, 2008

Exhibit No.	Exhibits

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document